Investment securities - Investments Held on Deposit or as Collateral and Unsettled investment purchases and sales (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Marketable securities
Investments held in trusts	$ 1,309.5	$ 792.4
Investments held in trusts - fair value	1,315.5	801.2
Accounts payable
Marketable securities
Unsettled investment purchases	2.3	3.2
Accounts receivable
Marketable securities
Unsettled investment sales	6.7	5.0
Interest rate cap | Derivatives not designated as hedging instruments
Marketable securities
Collateral balances held	$ 0.2	$ 0.0